Note 12 - Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2014
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Asset Retirement Obligations [Table Text Block]
	2014	2013

Asset retirement obligations	$21,610	$6,095
Less: Asset retirement obligations due within one year*	--	--
Long-term asset retirement obligations	$21,610	$6,095

Schedule of Change in Asset Retirement Obligation [Table Text Block]
	2014	2013	2012
Balance as of January 1	$6,095	$5,518	$4,615
Accretion of discount	336	350	305
New obligations	797	566	--
Change in estimates of existing obligations	14,838	34	491
Foreign currency translation	(456)	(373)	107
Balance as of December 31	$21,610	$6,095	$5,518